Note 9 - Net Income Per Share (Details Textual)	12 Months Ended
Dec. 31, 2022 shares
Statement Line Items [Line Items]
Number of ordinary shares per share of ADS (in shares)	2
ADS [member]
Statement Line Items [Line Items]
Number of instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	2,766,525